Related party balances and transactions - Revenues (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenues, related parties	¥ 1,420,514	¥ 1,005,856	¥ 2,517,732	¥ 2,023,753	¥ 1,738,654
Sales of goods
Related Party Transaction [Line Items]
Revenues, related parties	1,018,256	613,655	1,663,076	1,466,340	1,275,777
Automotive computing platform
Related Party Transaction [Line Items]
Revenues, related parties	1,013,860	603,112	1,651,512	1,410,566	1,231,429
SoC Core Modules
Related Party Transaction [Line Items]
Revenues, related parties	140	22	77
Automotive merchandise and other products
Related Party Transaction [Line Items]
Revenues, related parties	4,256	10,521	11,487	55,774	44,348
Software license revenues
Related Party Transaction [Line Items]
Revenues, related parties	164,995	15,481	133,450	24,788	18,168
Service revenues
Related Party Transaction [Line Items]
Revenues, related parties	237,263	376,720	721,206	532,625	444,709
Automotive computing platform - Design and development service
Related Party Transaction [Line Items]
Revenues, related parties	119,291	241,090	466,747	306,027	251,471
Connectivity service
Related Party Transaction [Line Items]
Revenues, related parties	99,254	107,752	212,406	187,781	172,490
Other services
Related Party Transaction [Line Items]
Revenues, related parties	¥ 18,718	¥ 27,878	¥ 42,053	¥ 38,817	¥ 20,748